CONVERTIBLE NOTES (Details - Convertible debentures) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Convertible Debt, Current	$ (873,896)	$ (2,604,346)
Convertible Debt, Noncurrent	987,718	716,252
Unsecured Convertible Notes Curiosity [Member]
Debt Instrument [Line Items]
Convertible debt, gross	278,000	278,000
Senior Secured L 1 Capital Global Master [Member]
Debt Instrument [Line Items]
Convertible debt, gross	0	4,125,000
Convertible Debentures [Member]
Debt Instrument [Line Items]
Convertible debt, gross	1,861,614	3,320,598
Debt Instrument, Unamortized Discount	(598,165)	(1,550,540)
Convertible Debentures [Member] | Senior Secured Convertible Note With Original Issuance Discount L 1 [Member]
Debt Instrument [Line Items]
Convertible debt, gross	1,750,000	0
Convertible Debentures [Member] | Secured Convertible Notes O I D [Member]
Debt Instrument [Line Items]
Convertible debt, gross	75,000	75,000
Convertible Debentures [Member] | Senior Secured Convertible T D H Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	300,143	330,039
Convertible Debentures [Member] | Senior Secured Convertible Additional Secured Notes [Member]
Debt Instrument [Line Items]
Convertible debt, gross	$ 56,636	$ 63,099